STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS IN NET ASSETS ATTRIBUTED TO:
Company contributions, net	$ 35,706,714
Participant contributions	67,880,674
Rollover accounts	9,826,503
Net appreciation in fair value of investments	177,418,415
Dividends	10,522,016
Interest	1,091,064
Interest income on notes receivable from participants	1,892,240
Total additions	304,337,626
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Administrative expenses	368,608
Distributions to participants or beneficiaries	100,082,045
Total deductions	100,450,653
INCREASE IN NET ASSETS	203,886,973
NET ASSETS AVAILABLE FOR BENEFITS - Beginning of year	1,356,662,213
NET ASSETS AVAILABLE FOR BENEFITS - End of year	$ 1,560,549,186